WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
WARRANTS

NOTE 9 - WARRANTS

	March 31, 2025	March 31, 2024
Beginning balance	65,230,919	75,127,744
Issued	183,666,660	5,714,286
Exercised	-	-
Expired/Cancelled	-	-
Ending Balance	248,897,579	80,842,030

During the first quarter 2025, the Company issued 91,833,330 common stock units which included 2 warrants per unit. Both warrants carry a maturity of 36 months and one warrant has a $0.03 exercise price and the second warrant carries a $0.05 exercise price.

During the first quarter 2024, the Company and the lender agreed to a modification of the Note maturity, (see Note 7), which included an option to further extend the maturity. In exchange for ultimately a three month extension of the maturity date, the lender received 4,571,429 and 1,142,857 additional warrants having a fair value of $114,285 and $28,572, which was recorded as an additional debt discount and amortized over the remaining life of the Note.

Warrants outstanding at March 31, 2025:

Number	Remaining Life	Exercise Price
1,142,857	48 months	$0.0001
4,571,429	46 months	$0.0001
85,499,998	36 months	$0.0300
85,499,998	36 months	$0.0500
6,333,332	35 months	$0.0300
6,333,332	35 months	$0.0500
1,904,762	33 months	$0.0001
1,904,762	32 months	$0.0001
1,904,762	31 months	$0.0001
1,904,762	28 months	$0.0001
22,857,147	23 months	$0.0001
21,540,438	20 months	$0.02
3,500,000	14 months	$0.10
4,000,000	14 months	$0.11
248,897,579	32.79 weighted average	$0.034 weighted average

The aggregate intrinsic value of vested share options at March 31, 2025 was $470,476.

Curative Biotechnology, Inc

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 10 - WARRANTS

Warrants outstanding at December 31, 2024:

Number	Remaining Life	Exercise Price
1,142,857	51 months	$0.0001
4,571,429	49 months	$0.0001
1,904,762	36 months	$0.0001
1,904,762	35 months	$0.0001
1,904,762	34 months	$0.0001
1,904,762	31 months	$0.0001
22,857,147	26 months	$0.0001
21,540,438	23 months	$0.02
3,500,000	17 months	$0.10
4,000,000	12 months	$0.11
65,230,919	26.96 months weighted average	$0.0188 weighted average

The aggregate intrinsic value of vested share warrants at December 31, 2024 was $459,619.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 10 - WARRANTS, continued

	2024	2023
Beginning balance	75,127,744	75,527,744
Issued	5,714,286	21,540,438
Exercised	-	(21,540,438)
Expired/Cancelled	(15,611,111)	(400,000)
Ending Balance	65,230,919	75,127,744

During the first quarter 2024, the Company and the lender agreed to a modification of the Note maturity, which included an option to further extend the maturity. In exchange for ultimately a three month extension of the maturity date, the lender received 4,571,429 and 1,142,857 additional warrants having a fair value of $114,285 and $28,572, which was recorded as an additional debt discount and amortized over the remaining life of the Note, and were fully amortized at December 31, 2024.

During the fourth quarter 2023, the Company issued 21,540,438 replacement warrants for the purchase of common stock with an exercise price of $0.02 per share in conjunction with the exercise of 21,540,438 warrants for $107,077 in cash and a subscription receivable of $625, ($0.005 per share) under an inducement offer. There was no net accounting effect of this issuance. (See common stock above)

At December 31, 2024 and 2023, there were 65,230,919 and 75,127,744 warrants fully vested issued and outstanding with a weighted average exercise price of $0.0188 and $0.048 per share. During 2024 and 2023, 15,611,111 and 400,000 warrants expired, respectively. The method utilized to value the warrants granted was the Black-Scholes pricing model with the following assumption ranges: Expected life - three or five years; stock price between $0.0179 and $0.031; volatility between 288% and 313.0%; exercise price between $0.02 and $0.0001 and bond equivalent yield rate between 1.62% and 5.05%.